INVESTMENT IN DIRECT FINANCING LEASES (Details) (USD $)	Oct. 31, 2011
Text Block [Abstract]
Minimum Future Lease Payments	$ 7,426,946
Unguaranteed Residual Value of Lease Properties	8,430,879
Gross investment in lease	15,857,825
Unearned Income	(7,567,630)
Valuation allowance	(502,000)
Net Investment in Direct Financing Leases	$ 7,788,195